Redeemable Convertible Preferred Stock and Stockholders' Equity (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended	0 Months Ended				1 Months Ended					0 Months Ended	1 Months Ended						1 Months Ended	12 Months Ended						0 Months Ended					0 Months Ended		1 Months Ended			12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Mar. 06, 2014 Subsequent event	Dec. 31, 2013 Initial public offering	Nov. 30, 2009 Common Stock	Dec. 31, 2013 Common Stock item	Dec. 31, 2012 Common Stock	Dec. 31, 2013 Series B-1 warrants	Sep. 30, 2014 Series B-1 warrants	Jul. 08, 2010 Series B-1 warrants	Dec. 31, 2013 Redeemable convertible preferred stock item	Nov. 16, 2009 Series A convertible preferred stock	Jun. 30, 2009 Series A convertible preferred stock	Jan. 31, 2008 Series A convertible preferred stock	Jan. 07, 2008 Series A convertible preferred stock	Sep. 30, 2008 Series A convertible preferred stock	Sep. 30, 2014 Series A convertible preferred stock	Dec. 31, 2013 Series A convertible preferred stock	Dec. 31, 2012 Series A convertible preferred stock	Jan. 04, 2008 Series A convertible preferred stock	Jul. 08, 2010 Series B convertible preferred stock	Nov. 30, 2013 Series B convertible preferred stock item	Sep. 30, 2014 Series B convertible preferred stock	Dec. 31, 2013 Series B convertible preferred stock	Dec. 31, 2012 Series B convertible preferred stock	Dec. 15, 2011 Series B convertible preferred stock	Jul. 08, 2011 Series B convertible preferred stock	Jan. 31, 2014 Series B convertible preferred stock Subsequent event	Dec. 31, 2013 Series B-1 convertible preferred stock	Sep. 30, 2014 Series B-1 convertible preferred stock	Dec. 31, 2012 Series B-1 convertible preferred stock	Dec. 15, 2011 Series B-1 convertible preferred stock	Jul. 08, 2011 Series B-1 convertible preferred stock	Jul. 08, 2010 Series B-1 convertible preferred stock	May 03, 2013 Series C convertible preferred stock	Sep. 30, 2014 Series C convertible preferred stock	Dec. 31, 2013 Series C convertible preferred stock	May 31, 2013 Series C convertible preferred stock	Dec. 31, 2012 Series C convertible preferred stock	Dec. 15, 2011 Series B and B 1 convertible preferred stock	Jul. 08, 2011 Series B and B 1 convertible preferred stock	May 31, 2010 Restricted Stock item	Aug. 31, 2009 Restricted Stock item	Mar. 31, 2008 Restricted Stock item	Dec. 31, 2013 Restricted Stock	Dec. 31, 2009 Restricted Stock	Dec. 31, 2008 Restricted Stock	Dec. 31, 2013 Restricted Stock 2008 Plan	Dec. 31, 2013 Restricted Stock Minimum	Dec. 31, 2013 Restricted Stock Maximum
Redeemable convertible preferred stock and stockholder's equity
Shares authorized																				0	25,074,999	25,074,999	25,000,000	35,000,000		0	35,500,000	35,500,000				6,000,000	0	6,000,000			4,300,000		0	37,000,000	37,000,000	37,000,000
Shares issued															1,000,000	11,034,375	4,514,062	501,562	8,025,000	0	25,074,999	25,074,999		17,500,000		0	30,800,000	30,800,000	7,600,000	5,700,000		4,750,000	0	4,200,000	2,400,000	1,800,000		36,764,704	0	36,764,704		0
Par value (in dollars per share)			$ 1.00												$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00					$ 1.00					$ 1.00	$ 1.00					$ 1.00	$ 1.00		$ 1.632										$ 0.0062
Proceeds from Issuance of Redeemable Convertible Preferred Stock			$ 59,918,917												$ 1,000,000	$ 11,034,375	$ 4,514,062	$ 501,562	$ 8,025,000					$ 17,500,000														$ 59,999,997
Offering costs		2,500,000													3,398	561	200,137		2,154					38,568														81,080					4,989	8,229
Shares of common stock that may be purchased by warrant									20,161				1,700,000														125,000					1,650,000
Warrants term											10 years
Exercise price of warrants (in dollars per share)																																$ 1.00
Estimated fair value of the preferred stock warrants																																1,347,428
Number of warrant holders exercising the right																									1
Number of shares issued on exercise of warrants																									550,000						1,100,000
Outstanding warrants (in shares)		30,258										1,100,000															1,225,000
Redeemable convertible preferred stock, conversion ratio	0.1613		0.1613
Minimum initial public offering price required to automatically convert preferred stock into common stock (in dollars per share)							$ 4.00
Minimum net proceed from initial public offering required to automatically convert preferred stock into common stock							40,000,000
Minimum percentage of stockholders whose affirmative vote or written consent is required to automatically convert preferred stock into common stock							60.00%
Intrinsic value									0
Annual rate of noncumulative dividends on preferred stock (as a percent)			8.00%
Dividend declared (in dollars per share)			$ 0.00
Number of board of directors that stockholders are entitled to elect									1					5
Liquidation preference (in dollars per share)			$ 1.632
Minimum percentage of stockholders required to redeem stock														60.00%
Number of annual installments to redeem stock														3
Common Stock
Common stock, shares authorized		100,000,000	132,000,000	132,000,000	85,000,000				132,000,000	85,000,000
Restricted Stock Agreements
Issue of restricted stock to initial shareholders (in shares)																																																373,548
Share price (in dollars per share)			$ 1.00												$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00					$ 1.00					$ 1.00	$ 1.00					$ 1.00	$ 1.00		$ 1.632										$ 0.0062
Vesting period																																																4 years				2 years	4 years
Stock sold (in shares)								16,129																																						81,290	256,451				140,322
Number of individuals																																													1	1	4
Proceeds from the sale of restricted common stock																																																	100	9,420
Payment of recorded expense		4,600,000				4,600,000																																											900	6,480
Stock repurchased (in shares)																																													21,169
Stock repurchased																																													$ 1,312
Unvested shares subject to repurchase rights									0